Covered Assets and Indemnification Asset (Details 3) (Covered loans, USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Impaired loans
Unpaid Contractual Principal Balance	$ 939,892	$ 939,892	$ 1,070,193
Recorded Investment with No Allowance	463,200	463,200	729,189
Recorded Investment with Allowance	137,239	137,239	882
Total Recorded Investment	600,439	600,439	730,071
Related Allowance	3,914	3,914	882
Average investment	627,514	665,257
Non-accrual loans	16,634	16,634	1,797
Secured
Impaired loans
Unpaid Contractual Principal Balance	32,119	32,119	43,957
Recorded Investment with No Allowance	11,877	11,877	28,611
Recorded Investment with Allowance	7,051	7,051
Total Recorded Investment	18,928	18,928	28,611
Related Allowance	108	108
Average investment	20,585	23,770
Non-accrual loans	1,141	1,141	91
Unsecured
Impaired loans
Unpaid Contractual Principal Balance	16,091	16,091	16,280
Recorded Investment with No Allowance	3,124	3,124	9,008
Recorded Investment with Allowance	5,284	5,284	882
Total Recorded Investment	8,408	8,408	9,890
Related Allowance	883	883	882
Average investment	8,688	9,149
Non-accrual loans	954	954	882
Secured by commercial properties
Impaired loans
Unpaid Contractual Principal Balance	480,651	480,651	528,825
Recorded Investment with No Allowance	221,909	221,909	365,346
Recorded Investment with Allowance	93,668	93,668
Total Recorded Investment	315,577	315,577	365,346
Related Allowance	1,186	1,186
Average investment	327,508	340,462
Non-accrual loans	10,910	10,910	40
Secured by residential properties
Impaired loans
Unpaid Contractual Principal Balance	269,049	269,049	289,094
Recorded Investment with No Allowance	159,048	159,048	199,581
Recorded Investment with Allowance	16,820	16,820
Total Recorded Investment	175,868	175,868	199,581
Related Allowance	1,355	1,355
Average investment	182,264	187,725
Non-accrual loans	1,710	1,710	209
Residential construction loans
Impaired loans
Unpaid Contractual Principal Balance	4,929	4,929	8,920
Recorded Investment with No Allowance	1,905	1,905	5,280
Recorded Investment with Allowance	1,170	1,170
Total Recorded Investment	3,075	3,075	5,280
Related Allowance	5	5
Average investment	3,669	4,178
Non-accrual loans	1,905	1,905	575
Commercial construction loans and land development
Impaired loans
Unpaid Contractual Principal Balance	137,053	137,053	183,117
Recorded Investment with No Allowance	65,337	65,337	121,363
Recorded Investment with Allowance	13,246	13,246
Total Recorded Investment	78,583	78,583	121,363
Related Allowance	377	377
Average investment	84,800	99,973
Non-accrual loans	14	14
PCI loans
Impaired loans
Non-accrual loans	$ 11,400	$ 11,400
Number of loans modified in a TDR		0